FINANCIAL INSTRUMENTS (Schedule of concentration of revenue risk) (Details) - vessel	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Frontline Shipping
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	0
Frontline Shipping | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	2.00%
Golden Ocean Group Limited (“Golden Ocean”)*
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	8
Golden Ocean Group Limited (“Golden Ocean”)* | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	9.00%	12.00%
MSC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	9
MSC | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	3.00%
Maersk A/S (“Maersk”)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	15
Maersk A/S (“Maersk”) | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	31.00%	33.00%
Evergreen
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	6
Evergreen | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	17.00%	15.00%
Trafigura
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	7
Trafigura | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	9.00%	0.00%